Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

As at December 31 (millions of dollars)	2023	2022
Deferred pension assets (Note 19)	99	358
Right-of-Use assets	49	56
Investments	43	35
Other long-term assets	25	12
	216	461